Significant Accounting Policies (Details) - Schedule of property and equipment on straight-line basis over useful life of assets	Dec. 31, 2020
Office furniture and equipment [Member] | Minimum [Member]
Significant Accounting Policies (Details) - Schedule of property and equipment on straight-line basis over useful life of assets [Line Items]
Property and equipment useful life of assets at annual rates	7.00%
Office furniture and equipment [Member] | Maximum [Member]
Significant Accounting Policies (Details) - Schedule of property and equipment on straight-line basis over useful life of assets [Line Items]
Property and equipment useful life of assets at annual rates	20.00%
Computer and peripheral equipment [Member]
Significant Accounting Policies (Details) - Schedule of property and equipment on straight-line basis over useful life of assets [Line Items]
Property and equipment useful life of assets at annual rates	33.00%
Machinery and equipment [Member] | Minimum [Member]
Significant Accounting Policies (Details) - Schedule of property and equipment on straight-line basis over useful life of assets [Line Items]
Property and equipment useful life of assets at annual rates	7.00%
Machinery and equipment [Member] | Maximum [Member]
Significant Accounting Policies (Details) - Schedule of property and equipment on straight-line basis over useful life of assets [Line Items]
Property and equipment useful life of assets at annual rates	33.00%
Leasehold Improvements [Member]
Significant Accounting Policies (Details) - Schedule of property and equipment on straight-line basis over useful life of assets [Line Items]
Property and equipment useful life of assets at annual rates		[1]
Building and land [Member]
Significant Accounting Policies (Details) - Schedule of property and equipment on straight-line basis over useful life of assets [Line Items]
Property and equipment useful life of assets at annual rates		[2]

[1]	Leasehold improvements are amortized on a straight-line basis over the shorter of the lease term (including the extension option held by the Company and intended to be exercised) and the expected life of the improvement.
[2]	Building and land consist of land and a new ink manufacturing plant. In September 2018 the company purchased the land which includes long-term leasehold rights, with lease term of 98 years. As of December 31, 2020, the ink manufacturing plant is under construction. Depreciation of the manufacturing plant will begin upon completion of its construction.